Document and Entity Information	Dec. 03, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 03, 2025
Entity Registrant Name	Linde plc
Entity Incorporation State Country Code	L2
Entity File Number	001-38730
Entity Tax Identification Number	98-1448883
Entity Address Address Line 1	Forge
Entity Address Address Line 2	43 Church Street West
Entity Address City Or Town	Woking, Surrey
Entity Address Country	GB
Entity Address Postal Zip Code	GU21 6HT
Country Region	44
City Area Code	1483
Local Phone Number	242200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares (€0.001 nominal value per share)
Trading Symbol	LIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001707925
Amendment Flag	false
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	10 Riverview Dr.
Entity Address City Or Town	Danbury
Entity Address State Or Province	CT
Entity Address Country	US
Entity Address Postal Zip Code	06810